Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013 TAKASAGO [Member]	Mar. 31, 2011 TAKASAGO [Member]	Jul. 31, 2012 4K Acquisition Corp. [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member]	Jul. 02, 2012 4K Acquisition Corp. [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member] Merchandising and other contracts [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member] Libraries [Member]	Mar. 31, 2013 Memberships in trade association [Member] TAKASAGO [Member]	Mar. 31, 2013 Patents [Member] TAKASAGO [Member]	Mar. 31, 2013 Trademarks [Member] TAKASAGO [Member]
Business Acquisition [Line Items]
Number of shares exchanged for one common share		0.052
Number of shares issued from treasury stock		2,593,000
Fair value of shares acquired		¥ 4,476
Acquisition related costs		27		43
Gross amount due under contract		1,617
Amount due under contract expected to be uncollectible		489
Acquired identifiable intangible assets		8,413				1,001	985	16	6,640	1,418	355
Weighted-average useful life of acquired identifiable intangible assets (in years)										17 years	20 years
Bargain purchase gain recognized	2,543		2,543
Revenues of acquiree			79
Loss before income taxes of acquiree			630
Acquisition of assets including merchandise rights						¥ 1,164
Amortized estimated useful lives					8 years